Administrative Expenses (Details) - Schedule of Administrative Expenses - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Administrative Expenses [Abstract]
Audit, legal and accountancy fees	$ (693,851)	$ (130,264)
Equity settled share-based payment	(432,097)	(42,373)
Payroll Expenses	(200,833)	(53,250)
Insurance	(141,941)	(10,103)
Professional fees	(70,100)	(58,000)
Travel Expenses	(36,583)
Amortization	(138,111)
Depreciation	(4,053)
Other office and admin expenses	(145,849)	(20,575)
Total Administrative expenses	$ (1,863,418)	$ (314,565)